Accounts receivable, net (Tables)	6 Months Ended
Mar. 31, 2022
Accounts receivable, net
Schedule of accounts receivable

	As of	As of
	March 31,	September 30,
	2022	2021
	(unaudited)
Accounts receivable - trade	$19,160,519	$24,481,363
Accounts receivable - related party	21	49
Accounts receivable	19,160,540	24,481,412
Less: allowance for doubtful accounts	(8,043)	(8,094)
Accounts receivable, net	$19,152,497	$24,473,318